Debt (Tables)	12 Months Ended
Dec. 31, 2025
Coinshares International Limited [Member]
Debt (Tables) [Line Items]
Schedule of Group’s Schedule of CHF Denominated Payments	As of December 31, 2025, the Group’s schedule of CHF denominated payments translated into USD is as follows:
Amount Due
2026	$3,151
2027	24,973
Total	$28,124